E1 Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Capital Stock	Capital stock

Capital stock
Parent Company	Class A shares	Class B shares	Total
December 31, 2022	1,309	15,363	16,672
December 31, 2021	1,309	15,363	16,672

Summary of Number of Shares

Number of shares
2022	Class A shares	Class B shares	Total
As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,072,395,752	3,334,151,735

2021	Class A shares	Class B shares	Total
As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,072,395,752	3,334,151,735

Summary of Other Reserves

Other reserves
	2022				2021
SEK million	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves	Translation reserves	Cash flow hedge reserve	Revaluation of borrowings	Total other reserves
Opening balance	1,206	(411)	(341)	454	(2,424)	101	(366)	(2,689)
Other comprehensive income
Items that will not be reclassified to profit or loss
Revaluation of borrowings due to change in credit risk	—	—	1,030	1,030	—	—	31	31
Cash flow hedge reserve
Gains/losses arising during the period	—	3,703	—	3,703	—	—	—	—
Transfer to goodwill	—	(3,677)	—	(3,677)	—	—	—	—
Tax on items that will not be reclassified to profit or loss	—	(758)	(212)	(970)	—	—	(6)	(6)
Items that have been or may be reclassified to profit or loss
Cash flow hedge reserve
Gains/losses arising during the period	—	(701)	—	(701)	—	(542)	—	(542)
Reclassification to profit and loss	—	280	—	280	—	(96)	—	(96)
Translation reserves
Changes in translation reserves	7,273	—	—	7,273	3,556	—	—	3,556
Reclassification to profit and loss	(85)	—	—	(85)	46	—	—	46
Share of other comprehensive income of JV and associated companies	49	—	—	49	28	—	—	28
Tax on items that have been or may be reclassified to profit or loss	—	87	—	87	—	126	—	126
Other comprehensive income, net of tax	7,237	(1,066)	818	6,989	3,630	(512)	25	3,143
Total comprehensive income	7,237	(1,066)	818	6,989	3,630	(512)	25	3,143
Transfer to retained earnings	—	758	—	758	—	—	—	—
Closing balance	8,443	(719)	477	8,201	1,206	(411)	(341)	454